Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs	12 Months Ended
Dec. 31, 2022
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Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs
Capitalized Costs

	December 31, 2022	December 31, 2021
	RMB	RMB
The Group
Property costs and producing assets	2,156,134	1,969,409
Support facilities	500,489	483,216
Construction-in-progress	122,564	119,583

Total capitalized costs	2,779,187	2,572,208
Accumulated depreciation, depletion and amortization	(1,820,994)	(1,635,837)

Net capitalized costs	958,193	936,371

Equity method investments
Share of net capitalized costs of associates and joint ventures	20,728	19,056